Share-based payment Arrangement - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings		₩ 305
Equity-settled share-based payment arrangements	₩ 6,286
Share Based Payment Arrangement With Cash Alternatives [Member] | Parent [member] | Accrued Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	₩ 7,283	₩ 1,134